Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated November 13, 2020 to the

Statutory Prospectus for Class A, Class C, Class R,

Institutional Class, Class R6, Class P and Administrative Class

Shares of Allianz Funds Multi-Strategy Trust,

Dated February 1, 2020 (as supplemented thereafter)

The Board of Trustees of Allianz Funds Multi-Strategy Trust (the “Trust”) has approved the liquidation of the following series of the Trust:

Fund Name	Effective Date

AllianzGI Emerging Markets Small Cap Fund	November 18, 2020*

AllianzGI Green Bond Fund	December 14, 2020*

AllianzGI Best Styles Global Equity Fund	December 14, 2020*

AllianzGI Multi Asset Income Fund	December 14, 2020*

AllianzGI PerformanceFee Managed Futures Strategy Fund	December 14, 2020*

AllianzGI PerformanceFee Structured US Equity Fund	December 14, 2020

AllianzGI Short Term Bond Fund	December 14, 2020*

AllianzGI Structured Return Fund	December 14, 2020

*	The anticipated effective date set forth in the supplement dated August 25, 2020 has changed to the effective date listed above, as described further below.

The details of the liquidations for each series of the Trust are set out separately below.

Disclosure Relating to AllianzGI Emerging Markets Small-Cap Fund

(for purposes of this section only, the “Fund”)

The Board of Trustees of Allianz Funds Multi-Strategy Trust (the “Trust”) has approved the liquidation of the Fund. The anticipated effective date of the Fund’s liquidation has changed from October 16, 2020 to November 18, 2020. The following additional details regarding the liquidation of the Fund replace in its entirety the information set forth in the supplement to the statutory prospectus of the Fund dated August 25, 2020 regarding the Fund’s liquidation.

Liquidation of the Fund

Effective on or about November 18, 2020 (the “Liquidation Date”), the Fund will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for. Allianz Global Investors Distributors LLC, the Fund’s distributor (the “Distributor”), will waive contingent deferred sales charges applicable to redemptions from and after the date that is five (5) business days prior to the Liquidation Date through and including the Liquidation Date.

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “How to Buy and Sell Shares” in the Prospectus. Shareholders may also exchange their shares of the Fund for shares of the same class of any other series of the Trust or Allianz Funds that offers that class, as described under “How to Buy and Sell Shares — Exchanging Shares” in the Prospectus. Such exchanges will be taxable transactions for shareholders who hold shares in taxable accounts.

Redemptions on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for U.S. federal income tax purposes. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.

Restrictions on New Purchases and Exchanges for Shares of the Fund

The Board of Trustees of the Trust has imposed the following restrictions on new purchases of, and exchanges for, shares of the Fund:

Effective as of the close of business on November 13, 2020, shares of the Fund will no longer be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders. Shareholders of other series of the Trust and Allianz Funds will no longer be permitted to exchange any of their shares for shares of the Fund, as described in the Prospectus under “How to Buy and Sell Shares — Exchanging Shares.” The Board of Trustees of the Trust and the Distributor each reserves the right at any time to modify or eliminate the terms described above, including on a case-by-case basis.

Disclosure Relating to AllianzGI Green Bond Fund

(for purposes of this section only, the “Fund”)

The Board of Trustees of Allianz Funds Multi-Strategy Trust (the “Trust”) has approved the liquidation of the Fund. The anticipated effective date of the Fund’s liquidation has changed from December 17, 2020 to December 14, 2020. The following additional details regarding the liquidation of the Fund replace in its entirety the information set forth in the supplement to the statutory prospectus of the Fund dated August 25, 2020 regarding the Fund’s liquidation.

Liquidation of the Fund

Effective on or about December 14, 2020 (the “Liquidation Date”), the Fund will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for. Allianz Global Investors Distributors LLC, the Fund’s distributor (the “Distributor”), will waive contingent deferred sales charges applicable to redemptions from and after the date that is five (5) business days prior to the Liquidation Date through and including the Liquidation Date.

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “How to Buy and Sell Shares” in the Prospectus. Shareholders may also exchange their shares of the Fund for shares of the same class of any other series of the Trust or Allianz Funds that offers that class, as described under “How to Buy and Sell Shares — Exchanging Shares” in the Prospectus. Such exchanges will be taxable transactions for shareholders who hold shares in taxable accounts.

Redemptions on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for U.S. federal income tax purposes. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.

Restrictions on New Purchases and Exchanges for Shares of the Fund

The Board of Trustees of the Trust has imposed the following restrictions on new purchases of, and exchanges for, shares of the Fund:

Effective as of the close of business on December 7, 2020, shares of the Fund will no longer be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders. Shareholders of other series of the Trust and Allianz Funds will no longer be permitted to exchange any of their shares for shares of the Fund, as described in the Prospectus under “How to Buy and Sell Shares — Exchanging Shares.” The Board of Trustees of the Trust and the Distributor each reserves the right at any time to modify or eliminate the terms described above, including on a case-by-case basis.

Disclosure Relating to AllianzGI Best Styles Global Equity Fund

(for purposes of this section only, the “Fund”)

The Board of Trustees of Allianz Funds Multi-Strategy Trust (the “Trust”) has approved the liquidation of the Fund. The anticipated effective date of the Fund’s liquidation has changed from December 17, 2020 to December 14, 2020. The following additional details regarding the liquidation of the Fund replace in its entirety the information set forth in the supplement to the statutory prospectus of the Fund dated August 25, 2020 regarding the Fund’s liquidation.

Liquidation of the Fund

Effective on or about December 14, 2020 (the “Liquidation Date”), the Fund will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for. Allianz Global Investors Distributors LLC, the Fund’s distributor (the “Distributor”), will waive contingent deferred sales charges applicable to redemptions from and after the date that is five (5) business days prior to the Liquidation Date through and including the Liquidation Date.

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “How to Buy and Sell Shares” in the Prospectus. Shareholders may also exchange their shares of the Fund for shares of the same class of any other series of the Trust or Allianz Funds that offers that class, as described under “How to Buy and Sell Shares — Exchanging Shares” in the Prospectus. Such exchanges will be taxable transactions for shareholders who hold shares in taxable accounts.

Redemptions on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for U.S. federal income tax purposes. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.

Restrictions on New Purchases and Exchanges for Shares of the Fund

The Board of Trustees of the Trust has imposed the following restrictions on new purchases of, and exchanges for, shares of the Fund:

Effective as of the close of business on December 7, 2020, shares of the Fund will no longer be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders. Shareholders of other series of the Trust and Allianz Funds will no longer be permitted to exchange any of their shares for shares of the Fund, as described in the Prospectus under “How to Buy and Sell Shares — Exchanging Shares.” The Board of Trustees of the Trust and the Distributor each reserves the right at any time to modify or eliminate the terms described above, including on a case-by-case basis.

Disclosure Relating to AllianzGI Multi Asset Income Fund

(for purposes of this section only, the “Fund”)

The Board of Trustees of Allianz Funds Multi-Strategy Trust (the “Trust”) has approved the liquidation of the Fund. The anticipated effective date of the Fund’s liquidation has changed from December 17, 2020 to December 14, 2020. The following additional details regarding the liquidation of the Fund replace in its entirety the information set forth in the supplement to the statutory prospectus of the Fund dated August 25, 2020 regarding the Fund’s liquidation.

Liquidation of the Fund

Effective on or about December 14, 2020 (the “Liquidation Date”), the Fund will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for. Allianz Global Investors Distributors LLC, the Fund’s distributor (the “Distributor”), will waive contingent deferred sales charges applicable to redemptions from and after the date that is five (5) business days prior to the Liquidation Date through and including the Liquidation Date.

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “How to Buy and Sell Shares” in the Prospectus. Shareholders may also exchange their shares of the Fund for shares of the same class of any other series of the Trust or Allianz Funds that offers that class, as described under “How to Buy and Sell Shares — Exchanging Shares” in the Prospectus. Such exchanges will be taxable transactions for shareholders who hold shares in taxable accounts.

Redemptions on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for U.S. federal income tax purposes. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.

Restrictions on New Purchases and Exchanges for Shares of the Fund

The Board of Trustees of the Trust has imposed the following restrictions on new purchases of, and exchanges for, shares of the Fund:

Effective as of the close of business on December 7, 2020, shares of the Fund will no longer be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders. Shareholders of other series of the Trust and Allianz Funds will no longer be permitted to exchange any of their shares for shares of the Fund, as described in the Prospectus under “How to Buy and Sell Shares — Exchanging Shares.” The Board of Trustees of the Trust and the Distributor each reserves the right at any time to modify or eliminate the terms described above, including on a case-by-case basis.

Disclosure Relating to AllianzGI PerformanceFee Managed Futures Strategy Fund

(for purposes of this section only, the “Fund”)

The Board of Trustees of Allianz Funds Multi-Strategy Trust (the “Trust”) has approved the liquidation of the Fund. The anticipated effective date of the Fund’s liquidation has changed from December 17, 2020 to December 14, 2020. The following additional details regarding the liquidation of the Fund replace in its entirety the information set forth in the supplement to the statutory prospectus of the Fund dated August 25, 2020 regarding the Fund’s liquidation.

Liquidation of the Fund

Effective on or about December 14, 2020 (the “Liquidation Date”), the Fund will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for. Allianz Global Investors Distributors LLC, the Fund’s distributor (the “Distributor”), will waive contingent deferred sales charges applicable to redemptions from and after the date that is five (5) business days prior to the Liquidation Date through and including the Liquidation Date.

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “How to Buy and Sell Shares” in the Prospectus. Shareholders may also exchange their shares of the Fund for shares of the same class of any other series of the Trust or Allianz Funds that offers that class, as described under “How to Buy and Sell Shares — Exchanging Shares” in the Prospectus. Such exchanges will be taxable transactions for shareholders who hold shares in taxable accounts.

Redemptions on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for U.S. federal income tax purposes. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.

Restrictions on New Purchases and Exchanges for Shares of the Fund

The Board of Trustees of the Trust has imposed the following restrictions on new purchases of, and exchanges for, shares of the Fund:

Effective as of the close of business on December 7, 2020, shares of the Fund will no longer be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders. Shareholders of other series of the Trust and Allianz Funds will no longer be permitted to exchange any of their shares for shares of the Fund, as described in the Prospectus under “How to Buy and Sell Shares — Exchanging Shares.” The Board of Trustees of the Trust and the Distributor each reserves the right at any time to modify or eliminate the terms described above, including on a case-by-case basis.

Disclosure Relating to AllianzGI PerformanceFee Structured US Equity Fund

(for purposes of this section only, the “Fund”)

Liquidation of the Fund

Effective on or about December 14, 2020 (the “Liquidation Date”), the Fund will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for. Allianz Global Investors Distributors LLC, the Fund’s distributor (the “Distributor”), will waive contingent deferred sales charges applicable to redemptions from and after the date that is five (5) business days prior to the Liquidation Date through and including the Liquidation Date.

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “How to Buy and Sell Shares” in the Prospectus. Shareholders may also exchange their shares of the Fund for shares of the same class of any other series of the Allianz Funds Multi-Strategy Trust (the “Trust”) or Allianz Funds that offers that class, as described under “How to Buy and Sell Shares — Exchanging Shares” in the Prospectus. Such exchanges will be taxable transactions for shareholders who hold shares in taxable accounts.

Redemptions on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for U.S. federal income tax purposes. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.

Restrictions on New Purchases and Exchanges for Shares of the Fund

The Board of Trustees of the Trust has imposed the following restrictions on new purchases of, and exchanges for, shares of the Fund:

Effective as of the close of business on December 7, 2020, shares of the Fund will no longer be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders. Shareholders of other series of the Trust and Allianz Funds will no longer be permitted to exchange any of their shares for shares of the Fund, as described in the Prospectus under “How to Buy and Sell Shares — Exchanging Shares.” The Board of Trustees of the Trust and the Distributor each reserves the right at any time to modify or eliminate the terms described above, including on a case-by-case basis.

Disclosure Relating to AllianzGI Short Term Bond Fund

(for purposes of this section only, the “Fund”)

The Board of Trustees of Allianz Funds Multi-Strategy Trust (the “Trust”) has approved the liquidation of the Fund. The anticipated effective date of the Fund’s liquidation has changed from December 17, 2020 to December 14, 2020. The following additional details regarding the liquidation of the Fund replace in its entirety the information set forth in the supplement to the statutory prospectus of the Fund dated August 25, 2020 regarding the Fund’s liquidation.

Liquidation of the Fund

Effective on or about December 14, 2020 (the “Liquidation Date”), the Fund will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for. Allianz Global Investors Distributors LLC, the Fund’s distributor (the “Distributor”), will waive contingent deferred sales charges applicable to redemptions from and after the date that is five (5) business days prior to the Liquidation Date through and including the Liquidation Date.

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “How to Buy and Sell Shares” in the Prospectus. Shareholders may also exchange their shares of the Fund for shares of the same class of any other series of the Trust or Allianz Funds that offers that class, as described under “How to Buy and Sell Shares — Exchanging Shares” in the Prospectus. Such exchanges will be taxable transactions for shareholders who hold shares in taxable accounts.

Redemptions on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for U.S. federal income tax purposes. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.

Restrictions on New Purchases and Exchanges for Shares of the Fund

The Board of Trustees of the Trust has imposed the following restrictions on new purchases of, and exchanges for, shares of the Fund:

Effective as of the close of business on December 7, 2020, shares of the Fund will no longer be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders. Shareholders of other series of the Trust and Allianz Funds will no longer be permitted to exchange any of their shares for shares of the Fund, as described in the Prospectus under “How to Buy and Sell Shares — Exchanging Shares.” The Board of Trustees of the Trust and the Distributor each reserves the right at any time to modify or eliminate the terms described above, including on a case-by-case basis.

Disclosure Relating to AllianzGI Structured Return Fund

(for purposes of this section only, the “Fund”)

Liquidation of the Fund

Effective on or about December 14, 2020 (the “Liquidation Date”), the Fund will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for. Allianz Global Investors Distributors LLC, the Fund’s distributor (the “Distributor”), will waive contingent deferred sales charges applicable to redemptions from and after the date that is five (5) business days prior to the Liquidation Date through and including the Liquidation Date.

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “How to Buy and Sell Shares” in the Prospectus. Shareholders may also exchange their shares of the Fund for shares of the same class of any other series of the Allianz Funds Multi-Strategy Trust (the “Trust”) or Allianz Funds that offers that class, as described under “How to Buy and Sell Shares — Exchanging Shares” in the Prospectus. Such exchanges will be taxable transactions for shareholders who hold shares in taxable accounts.

Redemptions on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for U.S. federal income tax purposes. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of state, local or non-U.S. tax laws.

Restrictions on New Purchases and Exchanges for Shares of the Fund

The Board of Trustees of the Trust has imposed the following restrictions on new purchases of, and exchanges for, shares of the Fund:

Effective as of the close of business on December 7, 2020, shares of the Fund will no longer be available for purchase by current or new investors in the Fund, other than through the automatic reinvestment of distributions by current shareholders. Shareholders of other series of the Trust and Allianz Funds will no longer be permitted to exchange any of their shares for shares of the Fund, as described in the Prospectus under “How to Buy and Sell Shares — Exchanging Shares.” The Board of Trustees of the Trust and the Distributor each reserves the right at any time to modify or eliminate the terms described above, including on a case-by-case basis.

Disclosure Relating to AllianzGI Global Allocation Fund (for purposes of this section only, the “Fund”)

Effective November 20, 2020, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund—Portfolio Managers” is hereby restated in its entirety as follows:

Heather Bergman, lead portfolio manager and vice-president, has managed the Fund since 2017.

Michael Heldmann, CFA, portfolio manager and director, has managed the Managed Volatility sleeve of the Fund since 2020.

Rahul Malhotra, PhD., senior portfolio manager and director, has managed the Fund since 2013.

Carl W. Pappo, Jr., CFA, portfolio manager, managing director and CIO US Fixed Income, has managed the fund since 2019.

Paul Pietranico, CFA, portfolio manager and director, has managed the Fund since 2009.

The information relating to AllianzGI Global Allocation Fund contained in the table in the subsection “Management of the Funds—Investment Manager” in the Prospectus is hereby deleted and replaced with the following:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
AllianzGI Global Allocation Fund	Heather Bergman	2017 (Lead)	Ms. Bergman is a portfolio manager and a director with Allianz Global Investors, which she joined in 2011. As a member of the Multi Asset US team, she manages the investment functions around the 529 portfolios, including monitoring the portfolios and the underlying managers driving the portfolio-update process. She has 13 years of investment industry experience. Ms. Bergman previously taught at UCLA. Before that, she was an analyst at a global hedge fund. Ms. Bergman has a B.A. from Georgetown University, an M.A. from Columbia University and a Ph.D. in political economy from the University of California, Los Angeles.

	Michael Heldman, CFA	2020	Mr. Heldmann is a senior portfolio manager, Head of Best Styles North America and a managing director and with Allianz Global Investors, which he joined in 2007. He is responsible for developing the Best Styles US Equity team while building on its research capabilities. Mr. Heldmann previously managed Best Styles Emerging Markets and Best Styles Europe Equity products. He has 12 years of investment industry experience. Before joining the firm, Mr. Heldmann worked for the international laboratory CERN in Geneva, Switzerland, as a particle physics researcher. He has a Master’s degree in physics from the University of Mainz, Germany, and a Ph.D. from the University of Freiburg, Germany. Mr. Heldmann is a CFA charterholder.

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
	Rahul Malhotra, PhD.	2013	Mr. Malhotra, Ph.D., is a portfolio manager and a director with Allianz Global Investors, which he joined in 2012. As a member of the Multi Asset US team, he is responsible for quantitative research and development. Mr. Malhotra has 11 years of investment industry experience. He has a B.S. in physics from the California Institute of Technology and a Ph.D. in theoretical particle physics from the University of Texas at Austin.

	Carl W. Pappo, Jr., CFA	2019	Mr. Pappo is CIO US Fixed Income and a managing director with Allianz Global Investors, which he joined in 2017. As the leader of the US Fixed Income team, his responsibilities include chairing the core strategy team (which sets portfolio risk allocations) and acting as lead portfolio manager for a number of strategies. He is also a member of the firm’s US Executive Committee. Mr. Pappo has 26 years of investment industry experience. Mr. Pappo previously worked at Columbia Threadneedle Investments, where he was head of the core fixed-income team; earlier at the firm, he led the credit team and the investment grade research team. Before that, Mr. Pappo worked at Fleet Investment Advisors where he managed taxable fixed-income funds and institutional portfolios. He began his career as a corporate bond trader. Mr. Pappo has a B.S. in accounting from Babson College. He is a CFA charterholder.

	Paul Pietranico, CFA	2009	Mr. Pietranico is a portfolio manager and a director with Allianz Global Investors, which he joined in 2005. As a member of the Multi Asset US team, he is a portfolio manager for the target-date portfolios, as well as for other asset-allocation portfolios, including 529 college-savings plans. Mr. Pietranico has 23 years of investment industry experience. He previously worked at Charles Schwab & Co., focusing on research related to portfolio simulation, optimization and construction; asset allocation; retirement planning; and investment-manager due diligence. Mr. Pietranico has a B.S. in physics, an M.A. in philosophy of science, and an M.S. in engineering economic systems and operations research from Stanford University. He is a CFA charterholder.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated November 13, 2020 to the

Statement of Additional Information

of Allianz Funds Multi-Strategy Trust,

Dated February 1, 2020 (as supplemented thereafter)

Disclosure Relating to AllianzGI Global Allocation Fund (for purposes of this section only, the “Fund”)

Effective November 20, 2020, the subsection “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” (the “Subsection”) is hereby revised to indicate that Michael Heldmann has been added as portfolio managers of AllianzGI Global Allocation Fund.

Information regarding other accounts managed by Mr. Heldmann, as well as his ownership of securities of the Fund, as of October 31, 2020, is provided below.

Other Accounts Managed

Portfolio Manager	Other Pooled Investment Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Michael Heldman	1	2,800	7	2,470	0	0

Accounts and Assets for which Advisory Fee is Based on Performance

Portfolio Manager	Other Pooled Investment Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Michael Heldman	0	0	1	400	0	0

Securities Ownership

AllianzGI Global Allocation Fund	Dollar Range of Equity Securities
Michael Heldmann	None